UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Diamond Hill Small Cap Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stocks — 83.4%

Consumer Discretionary — 10.9%

Aaron’s, Inc.	435,310	$10,991,577
Callaway Golf Co.^	731,916	3,784,006
Carter’s, Inc.*^	137,905	4,211,619
Global Sources Ltd.*	794,526	5,378,941
Hillenbrand, Inc.^	574,910	10,578,344
K-Swiss, Inc., Class A*	766,040	3,255,670
Liquidity Services, Inc.*	97,876	3,138,883
Live Nation Entertainment, Inc.*	754,585	6,044,226
Steiner Leisure Ltd.*	524,692	21,391,693
Tenneco, Inc.*^	342,350	8,767,584

		77,542,543

Consumer Staples — 10.7%

B&G Foods, Inc.^	443,040	7,389,907
Energizer Holdings, Inc.*	431,250	28,652,250
Flowers Foods, Inc.	910,456	17,717,474
Ralcorp Holdings, Inc.*	104,195	7,992,798
Ruddick Corp.^	190,230	7,417,068
Snyders-Lance, Inc.^	349,215	7,281,133

		76,450,630

Energy — 10.5%

Berry Petroleum Co., Class A^	515,645	18,243,520
Carrizo Oil & Gas, Inc.*^	306,405	6,603,028
Cimarex Energy Co.	241,295	13,440,131
Denbury Resources, Inc.*	638,515	7,342,923
Exterran Holdings, Inc.*	428,843	4,168,354
Forest Oil Corp.*	342,065	4,925,736
Southwestern Energy Co.*	208,230	6,940,306
Whiting Petroleum Corp.*	375,300	13,165,524

		74,829,522

Financials — 24.1%

Alleghany Corp.*	40,532	11,693,482
Arch Capital Group Ltd.*	280,320	9,159,456
Assurant, Inc.	846,700	30,311,860
Assured Guaranty Ltd.	2,416,472	26,557,027
City National Corp.^	101,775	3,843,024
First American Financial Corp.	138,245	1,769,536
First Niagara Financial Group, Inc.	248,790	2,276,429
HCC Insurance Holdings, Inc.	212,545	5,749,342
Horace Mann Educators Corp.	683,490	7,798,621
Huntington Bancshares, Inc.	1,355,798	6,507,830
iStar Financial, Inc. REIT*^	1,706,565	9,932,208
Mid-America Apartment Communities, Inc. REIT	127,569	7,682,205
National Penn Bancshares, Inc.^	659,430	4,622,604
Old Republic International Corp.^	2,170,380	19,359,790
Popular, Inc.*	1,634,955	2,452,433
Redwood Trust, Inc. REIT	445,375	4,974,839
Sterling Bancorp	493,537	3,583,079
United Fire & Casualty Co.	212,675	3,762,221
White Mountains Insurance Group Ltd.	15,951	6,472,118
Winthrop Realty Trust REIT	378,925	3,292,858

		171,800,962

	Shares	Fair Value
Health Care — 5.5%

Greatbatch, Inc.*	355,260	$7,108,753
LifePoint Hospitals, Inc.*^	429,225	15,726,804
Myriad Genetics, Inc.*	794,180	14,882,933
STERIS Corp.	62,035	1,815,764

		39,534,254

Industrials — 15.9%

AAR Corp.	397,572	6,627,525
Allegiant Travel Co.*^	276,570	13,034,744
Apogee Enterprises, Inc.	514,250	4,417,407
Brink’s Co., The	445,435	10,383,090
Corrections Corp. of America*	471,810	10,705,369
Hub Group, Inc., Class A*	276,055	7,804,075
Kaydon Corp.^	121,285	3,478,454
Kennametal, Inc.	707,865	23,175,500
NACCO Industries, Inc., Class A	105,325	6,677,605
Saia, Inc.*	720,620	7,580,922
Southwest Airlines Co.	422,564	3,397,415
Toro Co., The	152,880	7,532,398
Trinity Industries, Inc.	375,845	8,046,841

		112,861,345

Information Technology — 3.0%

Broadridge Financial Solutions, Inc.	274,155	5,521,482
CoreLogic, Inc.*	806,520	8,605,568
CSG Systems International, Inc.*	561,947	7,103,010

		21,230,060

Utilities — 2.8%

Cleco Corp.	308,315	10,525,874
UGI Corp.	349,690	9,186,356

		19,712,230

Total Common Stocks		$593,961,546

Registered Investment Company — 6.8%
Fidelity Institutional Prime Money Market Portfolio, 0.12%†	48,073,534	48,073,534

Total Investment Securities — 90.2% (Cost $671,534,161)**		$642,035,080

Net Other Assets (Liabilities) — 9.8%		69,428,486

Net Assets — 100.0%		$711,463,566

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2011, was $46,360,243.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2011.

REIT — Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.4%

Consumer Discretionary — 8.3%

Aaron’s, Inc.	15,605	$394,026
Callaway Golf Co.^	131,165	678,123
Carter’s, Inc.*^	24,290	741,817
Hillenbrand, Inc.	50,320	925,888
K-Swiss, Inc., Class A*	56,000	238,000
Leggett & Platt, Inc.^	42,845	847,903
Mattel, Inc.	33,460	866,279
Steiner Leisure Ltd.*	21,595	880,428

		5,572,464

Consumer Staples — 15.3%

B&G Foods, Inc.	56,310	939,251
ConAgra Foods, Inc.	119,710	2,899,376
Energizer Holdings, Inc.*	29,605	1,966,956
Flowers Foods, Inc.	75,497	1,469,172
Molson Coors Brewing Co., Class B	33,570	1,329,708
Ralcorp Holdings, Inc.*	12,390	950,437
Ruddick Corp.	18,450	719,365

		10,274,265

Energy — 13.9%

Berry Petroleum Co., Class A	23,880	844,874
Cimarex Energy Co.	40,380	2,249,166
Denbury Resources, Inc.*	74,443	856,095
Energen Corp.	18,830	769,959
Exterran Holdings, Inc.*	83,345	810,113
Forest Oil Corp.*	16,400	236,160
Noble Energy, Inc.	36,745	2,601,546
Southwestern Energy Co.*	8,730	290,971
Whiting Petroleum Corp.*	19,665	689,848

		9,348,732

Financials — 21.9%

Alleghany Corp.*	3,149	908,486
Arch Capital Group Ltd.*	21,850	713,949
Assurant, Inc.	62,095	2,223,001
Assured Guaranty Ltd.	247,775	2,723,047
First Niagara Financial Group, Inc.	86,245	789,142
HCC Insurance Holdings, Inc.	26,825	725,616
Huntington Bancshares, Inc.	208,709	1,001,803
iStar Financial, Inc. REIT*^	154,785	900,849
National Penn Bancshares, Inc.	124,500	872,745
Old Republic International Corp.^	201,055	1,793,411
Popular, Inc.*	161,640	242,460
SunTrust Banks, Inc.	13,960	250,582
White Mountains Insurance Group Ltd.	1,455	590,366
XL Group plc	55,730	1,047,724

		14,783,181

	Shares	Fair Value
Health Care — 14.0%

Forest Laboratories, Inc.*	78,120	$2,405,315
Greatbatch, Inc.*	35,715	714,657
Life Technologies Corp.*	21,730	835,084
LifePoint Hospitals, Inc.*	28,970	1,061,461
Myriad Genetics, Inc.*	44,325	830,650
Pharmaceutical Product Development, Inc.	45,445	1,166,119
Quest Diagnostics, Inc.	48,695	2,403,585

		9,416,871

Industrials — 13.5%

Brink’s Co., The	34,955	814,801
Corrections Corp. of America*	58,795	1,334,059
Dover Corp.	49,065	2,286,429
Fluor Corp.	13,235	616,089
Hub Group, Inc., Class A*	23,225	656,571
Kennametal, Inc.	23,580	772,009
Parker Hannifin Corp.	6,545	413,186
Southwest Airlines Co.	178,615	1,436,065
Toro Co., The	15,175	747,672

		9,076,881

Information Technology — 7.0%

Broadridge Financial Solutions, Inc.	72,995	1,470,119
CoreLogic, Inc.*	119,875	1,279,066
CSG Systems International, Inc.*	12,075	152,628
Juniper Networks, Inc.*	17,635	304,380
KLA-Tencor Corp.	10,220	391,222
Linear Technology Corp.	41,660	1,151,899

		4,749,314

Utilities — 2.5%

Cleco Corp.	17,440	595,402
UGI Corp.	42,430	1,114,636

		1,710,038

Total Common Stocks		$64,931,746

Registered Investment Company — 6.0%
Fidelity Institutional Prime Money Market Portfolio, 0.12%†	4,055,242	4,055,242

Total Investment Securities — 102.4% (Cost $72,637,388)**		$68,986,988

Net Other Assets (Liabilities) — (2.4)%		(1,648,365)

Net Assets — 100.0%		$67,338,623

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2011, was $3,847,681.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2011.

REIT — Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Large Cap Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.5%

Consumer Discretionary — 5.3%

Mattel, Inc.	616,635	$15,964,680
McDonald’s Corp.	256,819	22,553,845
Nike, Inc., Class B	197,700	16,905,327

		55,423,852

Consumer Staples — 14.5%

ConAgra Foods, Inc.^	994,323	24,082,503
General Mills, Inc.	605,838	23,306,588
Kimberly-Clark Corp.	208,940	14,836,829
PepsiCo, Inc.	543,225	33,625,627
Procter & Gamble Co., The	542,532	34,277,172
Sysco Corp.	803,009	20,797,933

		150,926,652

Energy — 17.4%

Anadarko Petroleum Corp.	626,385	39,493,574
Apache Corp.	269,303	21,608,873
Devon Energy Corp.	641,247	35,550,734
EOG Resources, Inc.	316,503	22,474,878
Exxon Mobil Corp.	304,505	22,116,198
Occidental Petroleum Corp.	542,872	38,815,348

		180,059,605

Financials — 17.8%

American Express Co.	337,265	15,143,198
Assurant, Inc.	162,132	5,804,326
Chubb Corp., The	362,685	21,757,473
JPMorgan Chase & Co.	513,905	15,478,819
Marsh & McLennan Cos., Inc.	574,884	15,257,421
PNC Financial Services Group, Inc.	495,125	23,860,074
Prudential Financial, Inc.	421,170	19,736,026
Travelers Cos., Inc., The	500,109	24,370,312
U.S. Bancorp^	977,488	23,010,067
Wells Fargo & Co.	835,480	20,151,778

		184,569,494

Health Care — 21.6%

Abbott Laboratories	631,207	32,279,926
Amgen, Inc.	264,800	14,550,760
Baxter International, Inc.	324,892	18,239,437
Johnson & Johnson^	415,684	26,483,228
Medtronic, Inc.	987,677	32,830,383
Merck & Co., Inc.	922,015	30,159,111
Pfizer, Inc.	1,772,737	31,341,990
Quest Diagnostics, Inc.^	331,775	16,376,414
UnitedHealth Group, Inc.	476,751	21,987,756

		224,249,005

Industrials — 11.4%

3M Co.	266,057	19,100,232
Dover Corp.	381,393	17,772,914
Fluor Corp.	178,170	8,293,813
Illinois Tool Works, Inc.^	439,934	18,301,254
Parker Hannifin Corp.	308,004	19,444,293
United Technologies Corp.^	495,277	34,847,690

		117,760,196

	Shares	Fair Value
Information Technology — 7.6%

Cisco Systems, Inc.	959,631	$14,864,684
International Business Machines Corp.^	130,015	22,756,525
Juniper Networks, Inc.*	273,385	4,718,625
KLA-Tencor Corp.	1,590	60,865
Linear Technology Corp.	389,440	10,768,016
Microsoft Corp.	1,050,595	26,149,310

		79,318,025

Materials — 2.9%

Air Products & Chemicals, Inc.	264,945	20,233,850
PPG Industries, Inc.	134,855	9,528,854

		29,762,704

Total Common Stocks		$1,022,069,533

Registered Investment Company — 4.1%
Fidelity Institutional Prime Money Market Portfolio, 0.12%†	42,423,381	42,423,381

Total Investment Securities — 102.6% (Cost $1,051,891,091)**		$1,064,492,914

Net Other Assets (Liabilities) — (2.6)%		(26,532,051)

Net Assets — 100.0%		$1,037,960,863

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2011, was $41,473,047.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2011.

See accompanying Notes to Schedules of Investments.

Diamond Hill Select Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.6%

Consumer Discretionary — 4.0%

McDonald’s Corp.	9,615	$844,389
Wal-Mart Stores, Inc.	16,080	834,552

		1,678,941

Consumer Staples — 13.8%

ConAgra Foods, Inc.	63,383	1,535,136
General Mills, Inc.	23,355	898,467
PepsiCo, Inc.	13,605	842,150
Procter & Gamble Co., The	17,095	1,080,062
Sysco Corp.	54,765	1,418,413

		5,774,228

Energy — 14.0%

Anadarko Petroleum Corp.	12,820	808,301
Apache Corp.	15,345	1,231,283
Cimarex Energy Co.	17,650	983,105
Devon Energy Corp.	20,075	1,112,958
Exterran Holdings, Inc.*	21,470	208,688
Occidental Petroleum Corp.	15,770	1,127,555
Southwestern Energy Co.*	11,665	388,795

		5,860,685

Financials — 20.3%

Arch Capital Group Ltd.*	19,495	636,999
Assurant, Inc.	25,715	920,597
Assured Guaranty Ltd.	111,820	1,228,902
iStar Financial, Inc. REIT*^	35,150	204,573
JPMorgan Chase & Co.	35,640	1,073,477
Prudential Financial, Inc.	31,760	1,488,274
Travelers Cos., Inc., The	8,520	415,180
U.S. Bancorp	51,825	1,219,960
Wells Fargo & Co.	54,260	1,308,751

		8,496,713

Health Care — 20.0%

Abbott Laboratories	21,340	1,091,328
Baxter International, Inc.	24,360	1,367,570
Johnson & Johnson	16,685	1,063,001
Medtronic, Inc.	40,441	1,344,259
Merck & Co., Inc.	33,640	1,100,364
Pfizer, Inc.	59,240	1,047,363
UnitedHealth Group, Inc.	29,062	1,340,340

		8,354,225

Industrials — 13.4%

3M Co.	10,955	786,459
Dover Corp.	16,555	771,463
Illinois Tool Works, Inc.	19,953	830,045
Parker Hannifin Corp.	6,590	416,027
Southwest Airlines Co.	158,235	1,272,209
United Technologies Corp.^	21,870	1,538,773

		5,614,976

	Shares	Fair Value
Information Technology — 7.5%

Cisco Systems, Inc.	28,070	$434,804
International Business Machines Corp.	7,950	1,391,489
Microsoft Corp.	53,075	1,321,037

		3,147,330

Materials — 2.6%

Air Products & Chemicals, Inc.	13,915	1,062,689

Total Common Stocks		$39,989,787

Registered Investment Company — 4.3%
Fidelity Institutional Prime Money Market Portfolio, 0.12%†	1,781,086	1,781,086

Total Investment Securities — 99.9% (Cost $41,861,331)**		$41,770,873

Net Other Assets (Liabilities) — 0.1%		36,556

Net Assets — 100.0%		$41,807,429

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2011, was $1,740,406.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2011.

REIT — Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.2%

Consumer Discretionary — 4.8%

Mattel, Inc.	1,009,592	$26,138,337
McDonald’s Corp.	387,109	33,995,912
Nike, Inc., Class B	232,435	19,875,517

		80,009,766

Consumer Staples — 11.4%

ConAgra Foods, Inc.	1,495,270	36,215,439
General Mills, Inc.	969,432	37,294,049
PepsiCo, Inc.	707,070	43,767,633
Procter & Gamble Co., The	712,625	45,023,648
Sysco Corp.	1,030,662	26,694,146

		188,994,915

Energy — 17.3%

Anadarko Petroleum Corp.	1,097,113	69,172,975
Apache Corp.	390,101	31,301,704
Cimarex Energy Co.	247,155	13,766,534
Devon Energy Corp.	724,160	40,147,430
EOG Resources, Inc.	458,785	32,578,323
Exxon Mobil Corp.	496,873	36,087,886
Occidental Petroleum Corp.	877,603	62,748,614

		285,803,466

Financials — 14.9%

American Express Co.	590,085	26,494,817
Assurant, Inc.	593,265	21,238,887
Assured Guaranty Ltd.§	1,720,965	18,913,405
Chubb Corp., The	243,080	14,582,369
JPMorgan Chase & Co.	456,960	13,763,635
PNC Financial Services Group, Inc.	657,985	31,708,297
Prudential Financial, Inc.	612,965	28,723,540
Travelers Cos., Inc., The	743,060	36,209,314
U.S. Bancorp§	1,237,337	29,126,913
Wells Fargo & Co.§	1,112,985	26,845,198

		247,606,375

Health Care — 19.4%

Abbott Laboratories§	894,385	45,738,849
Amgen, Inc.	395,390	21,726,681
Baxter International, Inc.	532,601	29,900,220
Johnson & Johnson	484,675	30,878,644
Medtronic, Inc.	1,201,662	39,943,245
Merck & Co., Inc.	983,440	32,168,322
Pfizer, Inc.	2,399,810	42,428,641
Pharmaceutical Product Development, Inc.	546,255	14,016,903
Quest Diagnostics, Inc.^	520,710	25,702,246
UnitedHealth Group, Inc.§	851,370	39,265,184

		321,768,935

	Shares	Fair Value
Industrials — 10.8%

3M Co.	388,675	$27,902,978
Dover Corp.^	631,235	29,415,551
Fluor Corp.	308,080	14,341,124
Illinois Tool Works, Inc.	580,380	24,143,808
Parker Hannifin Corp.	492,400	31,085,212
United Technologies Corp.	738,400	51,953,824

		178,842,497

Information Technology — 6.5%

Cisco Systems, Inc.	1,201,594	18,612,691
International Business Machines Corp.^	273,945	47,948,593
Juniper Networks, Inc.*	366,660	6,328,552
KLA-Tencor Corp.	2,366	90,571
Microsoft Corp.§	1,393,525	34,684,837

		107,665,244

Materials — 3.1%

Air Products & Chemicals, Inc.§	464,683	35,487,841
PPG Industries, Inc.	222,500	15,721,850

		51,209,691

Total Common Stocks		$1,461,900,889

Registered Investment Company — 0.5%
Fidelity Institutional Prime Money Market Portfolio, 0.12%†	8,070,740	8,070,740

Total Investment Securities — 88.7% (Cost $1,373,578,668)**		$1,469,971,629
Segregated Cash With Brokers — 26.7%		443,002,606
Securities Sold Short — (14.5%) (Proceeds $252,949,376)		(239,505,339)

Net Other Assets (Liabilities) — (0.9%)		(16,653,117)

Net Assets — 100.0%		$1,656,815,779

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2011, was $7,889,639.
§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $163,383,088.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2011.

See accompanying Notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

September 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stocks — 12.6%

Consumer Discretionary — 6.3%

Apollo Group, Inc., Class A*	420,030	$16,637,388
Brunswick Corp.	719,675	10,104,237
Life Time Fitness, Inc.*	753,174	27,754,462
Macy’s, Inc.	752,365	19,802,247
MGM Resorts International*	859,066	7,980,723
Nordstrom, Inc.	89,715	4,098,181
Red Robin Gourmet Burgers, Inc.*	323,655	7,796,849
Tractor Supply Co.	161,929	10,128,659

		104,302,746

Consumer Staples — 3.7%

Colgate-Palmolive Co.	183,535	16,275,884
H.J. Heinz Co.	367,538	18,553,318
Kraft Foods, Inc., Class A	774,400	26,004,352

		60,833,554

Health Care — 0.1%

Lincare Holdings, Inc.	111,255	2,503,237

Industrials — 1.6%

Boeing Co., The	442,235	26,759,640

Information Technology — 0.9%

Akamai Technologies, Inc.*	312,835	6,219,160
Salesforce.com, Inc.*	74,935	8,563,572

		14,782,732

Total Common Stocks Sold Short		$209,181,909

Exchange Traded Fund — 1.9%
iShares Russell 2000 Index Fund	471,960	30,323,430

Total Securities Sold Short (Proceeds $252,949,376)		$239,505,339

*	Non-dividend expense producting security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2011.

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Fair Value
Preferred Stocks — 2.2%

Banking Services — 1.4%

Citizens Funding Trust I, 7.50%*	6,130	$127,014

REITs & Real Estate Management — 0.8%

iStar Financial, Inc., Series F, 7.80%^	4,247	72,581

Total Preferred Stocks		$199,595

Common Stocks — 88.0%

Banking Services — 34.0%

BB&T Corp.	3,201	68,277
City National Corp.^	1,500	56,640
First California Financial Group, Inc.	27,386	82,432
First Financial Holdings, Inc.	23,199	93,028
First Niagara Financial Group, Inc.	11,250	102,938
First of Long Island Corp.	7,245	164,172
First Republic Bank*	4,555	105,494
Huntington Bancshares, Inc.§	30,036	144,173
National Penn Bancshares, Inc.	21,300	149,313
PNC Financial Services Group, Inc.§	7,874	379,448
Popular, Inc.*	151,195	226,792
Sterling Bancorp	16,425	119,245
SunTrust Banks, Inc.	9,002	161,586
U.S. Bancorp§	20,403	480,287
Wells Fargo & Co.§	29,311	706,981

		3,040,806

Consumer Financial Services — 2.4%

American Express Co.	2,905	130,434
Discover Financial Services	3,545	81,322

		211,756

Financial Services — 15.2%

Bank of America Corp.	14,945	91,463
Bank of New York Mellon Corp., The §	14,149	263,030
CME Group, Inc.	800	197,120
JPMorgan Chase & Co.	18,495	557,069
Morgan Stanley§	15,825	213,638
State Street Corp.	1,173	37,724

		1,360,044

	Shares/ Par Value	Fair Value
Insurance — 29.5%

ACE Ltd.	2,260	$136,956
Alleghany Corp.*	168	48,468
Assurant, Inc.§	9,425	337,415
Assured Guaranty Ltd.	39,475	433,830
Chubb Corp., The	780	46,792
Hartford Financial Services Group, Inc.	15,958	257,562
HCC Insurance Holdings, Inc.	3,790	102,520
Horace Mann Educators Corp.	11,398	130,051
Old Republic International Corp.	40,070	357,424
Prudential Financial, Inc.	7,545	353,559
Travelers Cos., Inc., The	2,950	143,754
White Mountains Insurance Group Ltd.	200	81,150
XL Group plc	11,535	216,858

		2,646,339

Other — 1.1%

CoreLogic, Inc.*	9,560	102,005

REITs & Real Estate Management — 5.8%

iStar Financial, Inc. REIT*^	41,365	240,745
Redwood Trust, Inc. REIT^	15,290	170,789
Winthrop Realty Trust REIT	12,425	107,973

		519,507

Total Common Stocks		$7,880,457

Corporate Bond — 1.1%

Banking Services — 1.1%

Synovus Financial Corp., 4.88%, 2/15/13	$105,000	97,650

Registered Investment Company — 5.0%
Fidelity Institutional Prime Money Market Portfolio, 0.12%†	445,835	445,835

Total Investment Securities — 96.3% (Cost $9,670,907)**		$8,623,537
Segregated Cash With Brokers — 12.0%		1,079,384
Securities Sold Short — (3.2%) (Proceeds $312,201)		(287,279)

Net Other Assets (Liabilities) — (5.1%)		(455,804)

Net Assets — 100.0%		$8,959,838

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2011, was $409,771.
§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $1,414,137.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2011.

REIT — Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund

Schedule of Investments Sold Short

September 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stocks — 3.2%

Banking Services — 2.5%

Home Bancshares, Inc.	7,480	$158,726
Lakeland Bancorp, Inc.	1,925	15,053
WesBanco, Inc.	2,810	48,641

		222,420

Financial Services — 0.7%

Moody’s Corp.	2,130	64,859

Total Securities Sold Short (Proceeds $312,201)		$287,279

Percentages disclosed are based on total net assets of the Fund at September 30, 2011.

See accompanying Notes to Schedules of Investments.

Diamond Hill Strategic Income Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares/ Par Value	Fair Value
Collateralized Debt Obligations — 0.6%
Alesco Preferred Funding III, 5/4/34*#	$724,100	$111,721
Alesco Preferred Funding Ltd., Series 6A, Class PPNE, 3/23/35*#	336,608	98,757
Alesco Preferred Funding VI PNN, 3/23/35*#	621,631	183,307
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2, 11/5/41*#	611,948	197,916
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2, 7/5/35*#	1,175,564	330,675

Total Collateralized Debt Obligations		$922,376

Preferred Stocks — 0.9%

Financials — 0.9%

Eagle Hospitality Properties Trust, Inc., 8.25%, Series A REIT* ††	21,007	57,769
Hartford Financial Services Group, Inc., 7.25%, Series F^	60,135	1,158,200

Total Preferred Stocks		$1,215,969

Corporate Bonds — 94.4%

Consumer Discretionary — 9.9%

Expedia, Inc., 8.50%, 7/1/16	$3,000,000	3,295,494
Expedia, Inc., 7.46%, 8/15/18	1,700,000	1,886,828
Goodyear Tire & Rubber Co., The, 10.50%, 5/15/16	2,305,000	2,495,163
Jarden Corp., 8.00%, 5/1/16	2,650,000	2,799,062
Tenneco, Inc., 7.75%, 8/15/18	3,365,000	3,381,825

		13,858,372

Consumer Staples — 2.4%

B&G Foods, Inc., 7.63%, 1/15/18^	1,850,000	1,910,125
TreeHouse Foods, Inc., 7.75%, 3/1/18	1,350,000	1,397,250

		3,307,375

Energy — 13.8%

Anadarko Petroleum Corp., 5.95%, 9/15/16^	4,400,000	4,815,822
ATP Oil & Gas Corp., 11.88%, 5/1/15	1,900,000	1,322,875
Bristow Group, Inc., 7.50%, 9/15/17	1,665,000	1,714,950
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	3,000,000	2,940,000
Cimarex Energy Co., 7.13%, 5/1/17	4,640,000	4,686,400

	Par Value	Fair Value
Energy — continued

Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/1/14	$3,800,000	$3,743,000

		19,223,047

Financials — 26.2%

AmSouth Bank, Series AI, 4.85%, 4/1/13^	1,850,000	1,789,875
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,327,290
Discover Financial Services, 6.45%, 6/12/17	2,700,000	2,812,436
First Horizon National Corp., 4.50%, 5/15/13	1,400,000	1,435,462
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,038,127
First Tennessee Bank NA, 5.05%, 1/15/15	1,150,000	1,185,504
iStar Financial, Inc., Series B, 5.70%, 3/1/14	5,275,000	4,220,000
Nuveen Investments, Inc., 10.50%, 11/15/15	3,000,000	2,767,500
Regions Financial Corp., 5.75%, 6/15/15	3,000,000	2,880,000
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	5,014,561
Synovus Financial Corp., 4.88%, 2/15/13	1,530,000	1,422,900
Wilmington Trust Corp., 4.88%, 4/15/13	3,040,000	3,106,269
Zions Bancorp., 7.75%, 9/23/14	4,380,000	4,619,437

		36,619,361

Health Care — 4.4%

HealthSouth Corp., 7.25%, 10/1/18^	2,045,000	1,942,750
Mylan, Inc., 7.63%, 7/15/17^††	4,000,000	4,160,000

		6,102,750

Industrials — 21.6%

Avis Budget Car Rental, 9.63%, 3/15/18^	4,380,000	4,336,200
BE Aerospace, Inc., 8.50%, 7/1/18^	4,620,000	4,943,400
Corrections Corp. of America, 7.75%, 6/1/17^	2,050,000	2,165,313
Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 5/15/17^	1,710,000	1,808,325
Iron Mountain, Inc., 6.63%, 1/1/16^	4,075,000	4,054,625
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	1,000,000	995,000
Triumph Group, Inc., 8.00%, 11/15/17	3,525,000	3,674,812
United Rentals North America, Inc., 10.88%, 6/15/16	4,110,000	4,438,800

Diamond Hill Strategic Income Fund

Schedule of Investments (Continued)

September 30, 2011 (Unaudited)

	Shares/ Par Value	Fair Value
Industrials — continued

Wabtec Corp., 6.88%, 7/31/13	$3,650,000	$3,814,250

		30,230,725

Information Technology — 4.7%

KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,121,995
ManTech International Corp., 7.25%, 4/15/18	1,500,000	1,485,000

		6,606,995

Materials — 4.3%

Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18	2,000,000	2,010,000
NewMarket Corp., 7.13%, 12/15/16	2,200,000	2,266,000
Silgan Holdings, Inc., 7.25%, 8/15/16	1,625,000	1,681,875

		5,957,875

Telecommunication Services — 2.1%

Level 3 Financing, Inc., 10.00%, 2/1/18	3,025,000	2,904,000

Utilities — 5.0%

CenterPoint Energy, Inc., 5.95%, 2/1/17^	2,525,000	2,864,446
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,165,408

		7,029,854

Total Corporate Bonds		$131,840,354

Registered Investment Company — 9.4%

Fidelity Institutional Prime Money Market Portfolio, 0.12%†	13,076,323	13,076,323

Total Investment Securities — 105.3% (Cost $147,603,503)**		$147,055,022

Net Other Assets (Liabilities) — (5.3)%		(7,442,043)

Net Assets — 100.0%		$139,612,979

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
^	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2011, was $12,777,399.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2011.

REIT — Real Estate Investment Trust

††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Value	Value as a % of Net Assets
Mylan, Inc.	September-10	$4,273,512	$4,160,000	3.0%
Source Gas LLC	March-10	3,866,118	4,165,408	3.0%
Eagle Hospitality Properties Trust, Inc.	February-07	494,217	57,769	0.0%
Symetra Financial Corp.	February-11	4,953,697	5,014,561	3.6%

		$13,587,544	$13,397,738	9.6%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

	Acquisition Date	Current Cost	Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-05	$724,100	$111,721	0.1%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	May-05	336,608	98,757	0.1%
Alesco Preferred Funding VI PNN	March-05	621,631	183,307	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	511,574	197,916	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,038,296	330,675	0.2%

		$3,232,209	$922,376	0.6%

See accompanying Notes to Schedules of Investments.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

September 30, 2011 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Approximately 0.6% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

September 30, 2011 (Unaudited)

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical securities

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2011:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs
Investments in Securities: (Assets)

Small Cap Fund
Common Stocks*	$593,961,546	$—
Registered Investment Company	48,073,534	—

Total	642,035,080	—

Small-Mid Cap Fund
Common Stocks*	64,931,746	—
Registered Investment Company	4,055,242	—

Total	68,986,988	—

Large Cap Fund
Common Stocks*	1,022,069,533	—
Registered Investment Company	42,423,381	—

Total	1,064,492,914	—

Select Fund
Common Stocks*	39,989,787	—
Registered Investment Company	1,781,086	—

Total	41,770,873	—

Long-Short Fund
Common Stocks*	1,461,900,889	—
Registered Investment Company	8,070,740	—

Total	1,469,971,629	—

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

September 30, 2011 (Unaudited)

Financial Long-Short Fund
Preferred Stocks*	199,595	—
Common Stocks*	7,880,457	—
Corporate Bond*	—	97,650
Registered Investment Company	445,835	—

Total	8,525,887	97,650

Strategic Income Fund
Collateralized Debt Obligations	—	922,376
Preferred Stocks*	1,158,200	57,769
Corporate Bonds*	—	131,840,354
Registered Investment Company	13,076,323	—

Total	14,234,523	132,820,499

Investments in Securities: (Liabilities)
Long-Short Fund
Common Stocks*	$(209,181,909)	$—
Exchange Traded Fund	(30,323,430)	—

Total	(239,505,339)	—

Financial Long-Short Fund
Common Stocks*	(287,279)	—

*	See Schedule of Investments and Schedule of Securities Sold Short for industry classification.

There were no significant transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2011 and the Funds held no Level 3 securities at September 30, 2011.

New accounting pronouncement — In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update’s adoption on the Funds’ financial statement disclosures.

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash with Brokers” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with Citibank, N.A. (“Citibank”), Citibank is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay Citibank 15% of the net securities lending income plus any costs and other charges incurred by each Fund with Citibank to be paid as credits. Any remaining securities lending revenue is then paid to the Funds as securities lending income.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

September 30, 2011 (Unaudited)

As of September 30, 2011, the value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$46,360,243	$48,073,534
Small-Mid Cap Fund	3,847,681	4,055,242
Large Cap Fund	41,473,047	42,423,381
Select Fund	1,740,406	1,781,086
Long-Short Fund	7,889,639	8,070,740
Financial Long-Short Fund	409,771	445,835
Strategic Income Fund	12,777,399	13,076,323

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Federal Tax Information

As of September 30, 2011, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$671,149,981	$67,964,568	$(97,079,469)	$(29,114,901)
Small-Mid Cap Fund	73,214,229	3,452,702	(7,679,943)	(4,227,241)
Large Cap Fund	1,052,862,747	71,820,587	(60,190,420)	11,630,167
Select Fund	42,765,248	2,834,057	(3,828,432)	(994,375)
Long-Short Fund	1,379,105,761	177,324,791	(86,458,923)	90,865,868
Financial Long-Short Fund	9,905,670	609,035	(1,891,168)	(1,282,133)
Strategic Income Fund	147,618,002	5,525,413	(6,088,393)	(562,980)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Diamond Hill Funds

By (Signature and Title):	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date: 11/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date: 11/23/2011

By (Signature and Title):	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date: 11/23/2011

CERTIFICATIONS

I, James F. Laird, Jr., certify that:

1.	I have reviewed this report on Form N-Q of the Diamond Hill Funds (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

11/23/2011	/s/ James F. Laird, Jr.
Date	James F. Laird, Jr.
President, Diamond Hill Funds

CERTIFICATIONS

I, Trent M. Statczar, certify that:

1.	I have reviewed this report on Form N-Q of the Diamond Hill Funds (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

11/23/2011	/s/ Trent M. Statczar
Date	Trent M. Statczar
Treasurer, Diamond Hill Funds